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                                                          Rule 497(e)
                                                          Reg. No. 33-29852


                     SUPPLEMENT DATED JANUARY 8, 1998

                                   TO THE

                         PROSPECTUS DATED MAY 1, 1997
                           FOR THE MFS REGATTA GOLD
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS,

                         PROSPECTUS DATED MAY 1, 1997
                         FOR THE MFS REGATTA CLASSIC
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS,

                         PROSPECTUS DATED MAY 1, 1997
                             FOR THE MFS REGATTA
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS,

                                   AND THE

                         PROSPECTUS DATED MAY 1, 1997
                             FOR THE COMPASS G
                 COMBINATION FIXED/VARIABLE GROUP ANNUITY
             FOR QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS

          ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Effective December 24, 1997, Sun Life Assurance Company of Canada (U.S.) (the "Company") and its ultimate parent, Sun Life Assurance Company of Canada ("Sun Life of Canada"), reorganized the corporate structure of a part of their United States business operations, by establishing, with the approval of the Delaware Insurance Department, a two-tier holding company structure. In connection with this reorganization, Massachusetts Financial Services Company ("MFS"), the registered investment adviser that serves as adviser to the MFS/Sun Life Series Trust and the MFS-Registration Mark- World Governments Fund, the MFS-Registration Mark- Bond Fund, the MFS-Registration Mark- Total Return Fund, Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund and MFS-Registration Mark- Growth Opportunities Fund, is no longer a subsidiary of the Company, but remains under the control of Sun Life of Canada through two other wholly-owned holding company subsidiaries. There is no change in the directors, officers or day to day management of any of the companies within this holding company system and, in the case of MFS, its executive officers continue to report to the chairman of Sun Life of Canada.

MFS, which was acquired by the Company in 1982, has approximately $67 billion under management as of September 30, 1997. The Company's Statutory Statements of Operations for the year ended December 31, 1996, reflected dividends from MFS of $49,350,000 in net investment income and an income tax benefit of $29,973,000. For the nine month period ending September 30, 1997, the Company's share of the stockholders' equity of MFS, reflected in the Statutory Statement of Admitted Assets, Liabilities and Capital Stock and Surplus, was $54,490,000. This Statement also reflected an intercompany income tax receivable from MFS of $90,986,000 as of September 30, 1997.

This reorganization is not expected to have any material effect on the operations of MFS or the Company.

In addition, effective December 31, 1997, the Company acquired 100% of the common shares of Clarendon Insurance Agency, Inc. ("Clarendon") from MFS . Clarendon, the general distributor of the Contracts and certain other annuity contracts issued by the Company, continues to be a registered broker-dealer under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc.